Summary of Prepaid Expenses and Other Current Assets Explanatory (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Prepaid insurance	$ 839	$ 421
Prepaid research and development	1,561	1,329
Other	74	22
Prepaid expenses and other current assets	$ 2,474	$ 1,772	$ 4,031